Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 126,385,000
Previously Paid Amount
Total Fee Amount	19,349.54
Total Offset Amount
Net Fee	$ 19,349.54